                                SELECT REWARD
                               SELECT RESOURCE

                       ALLMERICA SELECT SEPARATE ACCOUNT
                                      OF
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                                 MAY 1, 2006

As previously notified, on December 30, 2005, The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation) completed the closing of the sale of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC") to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company will be renamed Commonwealth Annuity and Life Insurance Company and the principal office will be relocated to 132 Turnpike Road, Southborough, MA 01772. Throughout each Prospectus and Statement of Additional Information, any references to Allmerica Financial Life Insurance and Annuity Company and 440 Lincoln St, Worcester, MA 01653 shall be deleted and be replaced by Commonwealth Annuity and Life Insurance Company and 132 Turnpike Road, Southborough, MA 01772.

Commonwealth Annuity and Life Insurance Company will be doing business under the new name in each state jurisdiction only after approval by the insurance regulator in the jurisdiction.

                                    * * *

SUPPLEMENT DATED SEPTEMBER 1, 2006

AFLIAC SELECT REWARD (SELECT BONUS)
AFLIAC SELECT RESOURCE (SELECT RESOURCE II)